UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22148

                             PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                             Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                             Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:            800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2015

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

October 31, 2015

2015 Annual Report to Shareholders

PSR	PowerShares Active U.S. Real Estate Fund

CHNA	PowerShares China A-Share Portfolio

LALT	PowerShares Multi-Strategy Alternative Portfolio

PHDG	PowerShares S&P 500® Downside Hedged Portfolio

2

The Market Environment

Global Fixed Income

Global divergence with respect to growth, inflation and economic policy dominated global bond markets during the fiscal year ended October 31, 2015. Moderate growth in the US and UK led to the beginnings of tighter monetary policy, starting with the end of the US Federal Reserve’s quantitative easing program, in addition to speculation on whether both regions’ central banks would lift short-term interest rates for the first time since before the onset of the 2007-2011 financial crisis. In the rest of the world, particularly in the eurozone and Asia, slowing growth and deflationary trends kept economic policies accommodative in an effort to foster growth. Tepid global growth, together with deflationary concerns, weighed on long-term interest rates and supported government bond prices. Even in the US and UK, a bias toward central bank tightening had the effect of only flattening yield curves, with short-term government yields rising, while long-dated yields declined, weighed down by slower growth and strong investor demand for high quality yields that both countries offered.

Within global credit markets, the investment-grade corporate credit, high yield and emerging market (EM) debt sectors were weighed down by slower global growth, increased risk aversion stemming from broader financial market volatility, and credit markets’ fundamental relationship to oil—the price of which declined significantly during the reporting period. Credit spreads across these sectors widened relative to their respective government counterparts over the reporting period, while valuations weakened. Falling oil prices brought into question the credit quality and even the long-term solvency of many high yield issuers, while bonds of oil-producing emerging market countries also experienced market stress. As the reporting period drew to a close, global equity market volatility stemming from concerns over China’s economic slowdown sent credit market spreads and yields to their highest levels since 2012, creating investing opportunities in some segments of the credit markets.

US Equity

The US economy improved slowly, but steadily, during the fiscal year ended October 31, 2015—although the health of individual economic sectors varied dramatically. The headline story was the continued slowdown in energy markets, as oil prices plummeted when too much supply overwhelmed slowing global demand. However, the more subtle story, which drove the economy forward during the fiscal year, was the improved position of the US consumer.

As the reporting period began in late 2014, economic growth appeared to be stronger in the US than in the rest of the world. US equity markets were recovering from the initial crash of oil prices when OPEC added additional uncertainty by deciding to maintain high production despite low prices and slowing global growth. In this environment, commodity-based economies and most currencies underperformed those of the US. The continued strengthening of the US consumer led US equity markets higher through the spring. Continued low interest rates, the increasing availability of credit from lenders and an improving employment picture all contributed to higher consumer confidence. This strength also helped the markets overcome fears that Greece and the eurozone would fail to reach an agreement on a financial bailout plan. In the summer of 2015, however, US equity markets moved sharply lower. A significant downturn in China’s financial markets and weak global economic growth led the US Federal Reserve to delay raising interest rates, which, in turn, increased investor uncertainty and market volatility. In October, however, US markets rallied, recovering from their earlier decline and finishing higher for the fiscal year.

Global Equity

International markets experienced increased volatility during the fiscal year ended October 31, 2015, driven largely by the continued slowdown in energy markets and the economic downturn in China. Developed markets were generally able to withstand these headwinds, even as more fragile emerging markets began to falter.

As the reporting period began in late 2014, international equity markets moved higher, although economic growth appeared to be somewhat stronger in the US than in the rest of the world. Equity markets globally were recovering from the initial crash of oil prices when OPEC added additional uncertainty by deciding to maintain high production despite low prices and slowing global growth. In this environment, commodity-based economies and most currencies underperformed those of the US.

Global markets were rattled again amid growing concerns that Greece and the eurozone would fail to reach an agreement on a financial bailout plan. However, those fears subsided when a bailout was ultimately approved. The eurozone also benefited from generally positive economic data, which helped markets weather subsequent economic volatility.

In the summer of 2015, fears of a potential economic slowdown in China dominated headlines. The combination of a slowing Chinese economy, a sharp sell-off in domestic Chinese equities and the devaluation of China’s currency, the renminbi, contributed to a strong correction in global equity markets. Emerging markets, in particular, were hard hit by events in China and by continued weak commodity prices—as well as by the US Federal Reserve’s decision to delay raising interest rates, which increased investor uncertainty and market volatility.

3

PSR	Manager’s Analysis
PowerShares Active U.S. Real Estate Fund (PSR)

The PowerShares Active U.S. Real Estate Fund (the “Fund”) is an actively managed exchange-traded fund (“ETF”) whose investment objective is to achieve high total return through growth of capital and current income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities of companies that are principally engaged in the U.S. real estate industry and included within the FTSE NAREIT All Equity REITs Index (the “Benchmark Index”). The Fund considers a company to be principally engaged in the U.S. real estate industry if it: (i) derives 50% of its revenues or profit from ownership, leasing, construction, financing or sale of U.S. real estate; or (ii) has at least 50% of the value of its assets invested in U.S. real estate. The Fund invests principally in equity real estate investment trusts (“REITs”). In constructing the portfolio, Invesco Advisers, Inc., the Fund’s sub-adviser, analyzes quantitative and statistical metrics to identify attractively priced securities.

For the fiscal year ended October 31, 2015, on a market price basis, the Fund returned 5.85%. On a net asset value (“NAV”) basis, the Fund returned 5.71%. During the same time period, the Benchmark Index returned 5.35%. The majority of the Fund’s outperformance relative to the Benchmark Index during the period can be primarily attributed to favorable stock selection in the diversified REITs, residential REITs and retail REITs. In the diversified sector, the Fund benefited from not owning VEREIT (VER US), which disclosed accounting fraud and the resignation of senior management in the 4th quarter of 2014. In the apartment sector, an overweight position in AvalonBay (AVB US) benefited performance, as the company outperformed due to exposure to higher growth markets and value creation from its development pipeline. Lastly, favorable stock selection in the retail REITs came as a result of positioning in companies that own higher quality mall portfolios, which outperformed over the year, as tenant bankruptcies and store closures continue to negatively impact cash flow outlooks for companies that own lower productivity malls.

For the fiscal year ended October 31, 2015, the residential REITs sub-industry contributed most significantly to the Fund’s return, followed by the retail REITs and internet software & services sub-industries, respectively. The forest products sub-industry detracted most significantly from the Fund’s return, followed by the hotel & resort REITs and specialized REITs sub-industries, respectively.

Positions that contributed most significantly to the Fund’s return included Simon Property Group, Inc., a retail REITs company (portfolio average weight of 9.3%), and Public Storage, a specialized REITs company (portfolio average weight of 3.05%). Positions that detracted most significantly from the Fund’s return included Host Hotels & Resorts, Inc., a specialized REITs company (portfolio average weight of 1.68%), and HCP, Inc., a specialized REITs company (no longer held at fiscal year-end).

Property Type and Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Retail	24.7
Specialized	24.4
Residential	12.9
Office	12.5
Health Care	11.4
Hotel & Resort	6.5
Industrial	4.3
Diversified	3.3
Other Assets Less Liabilities	(0.0)

Top Ten Fund Holdings (% of the Fund’s Net Assets) as of October 31, 2015
Security
Simon Property Group, Inc.	9.9
American Tower Corp.	6.2
Ventas, Inc.	5.0
Boston Properties, Inc.	4.6
AvalonBay Communities, Inc.	4.6
Public Storage	4.4
Prologis, Inc.	3.7
Brixmor Property Group, Inc.	3.6
Federal Realty Investment Trust	3.4
Mid-America Apartment Communities, Inc.	3.2
Total	48.6

4

PowerShares Active U.S. Real Estate Fund (PSR) (continued)

Growth of a $10,000 Investment Since Inception†

Fund Performance History as of October 31, 2015

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception†
Index						Average Annualized	Cumulative
FTSE NAREIT All Equity REITs Index	5.35%	11.44%	38.39%	12.23%	78.06%	23.61%	335.79%
Fund
NAV Return	5.71	11.16	37.35	11.89	75.36	22.60	311.61
Market Price Return	5.85	11.23	37.61	11.91	75.53	22.72	314.59

Fund Inception: November 20, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.80% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

†	Fund and Benchmark Index returns are based on the inception date of the Fund.

5

CHNA	Manager’s Analysis
PowerShares China A-Share Portfolio (CHNA)

The PowerShares China A-Share Portfolio (the “Fund”) is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by providing exposure to the China “A-Shares” market using a quantitative, rules-based investment strategy. Under normal circumstances, the Fund will invest in a combination of (i) futures contracts (the “Futures”) on the FTSE China A50 Index (the “Benchmark Index”) listed on the Singapore stock exchange; (ii) ETFs that provide exposure to the largest companies within the China A-Shares market, including ETFs organized outside of the U.S.; and (iii) A-Shares, to the extent permissible under Chinese law. The Fund invests its remaining assets in U.S. government securities, money market instruments, cash and cash equivalent securities (e.g., corporate commercial paper) to collateralize its investments in Futures or for other purposes.

The Benchmark Index is comprised of China’s domestic market A-Shares, which are securities issued by companies that are incorporated in mainland China and that trade in Renminbi on the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The Benchmark Index includes the A-Share securities of the largest 50 A-Share companies (as determined by market capitalization) listed on those two exchanges. By investing in Futures, the Fund has no direct ownership of the companies included in the Benchmark Index, but the Fund gains exposure to the performance of those companies.

For the fiscal year ended October 31, 2015, on a market price basis, the Fund returned 45.24%. On a net asset value (“NAV”) basis, the Fund returned 45.95%. During the same time period, the Benchmark Index returned 31.06%. The Fund’s performance (NAV basis) exceeded the return of the Benchmark Index primarily due to the positive impact of rolling Futures month to month. Throughout the period, the FTSE A50 futures were in backwardation, allowing the Fund to capture excess returns. Backwardation occurs when expiring Futures are priced higher than those of the upcoming period. The other driver behind the outperformance of the Fund was caused by the weakness in the Renminbi versus the US Dollar.

Risk Allocation* (% of the Fund’s Net Assets) as of October 31, 2015
Asset Class	Risk Contribution	% of Net Assets
Equities	100%	100%

*	Based on futures contracts exposure.

6

PowerShares China A-Share Portfolio (CHNA) (continued)

Growth of a $10,000 Investment Since Inception†

Fund Performance History as of October 31, 2015

	1 Year	Fund Inception†
Index		Average Annualized	Cumulative
FTSE China A50 Index (USD)(PO)††	31.06%	14.49%	32.09%
Fund
NAV Return	45.95	19.32	43.82
Market Price Return	45.24	18.99	43.01

Fund Inception: October 10, 2013

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.57% (0.50% after fee waiver) includes the unitary management fee of 0.50% and acquired fund fees and expenses of 0.07%. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

†	Fund and Benchmark Index returns are based on the inception date of the Fund.

††	Price only, and does not reflect dividends paid by the holding in the Index.

7

LALT	Manager’s Analysis
PowerShares Multi-Strategy Alternative Portfolio (LALT)

The PowerShares Multi-Strategy Alternative Portfolio (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that has an investment objective of seeking a positive total return that has a low correlation to the broader securities markets. The Fund seeks to achieve its investment objective by investing in a combination of equity securities, financial futures contracts, forward currency contracts and other instruments.

Invesco Advisers, Inc., the sub-adviser to the Fund, selects investments for inclusion in the Fund’s portfolio with reference to the components of the Morgan Stanley Multi-Strategy Alternative Index (the “Benchmark Index”) through a quantitative process that seeks to exceed the Benchmark Index performance.

The Fund is comprised of five distinct strategies: futures on the Chicago Board Options Exchange Volatility Index, long/short currency carry strategy, market neutral equity strategy focused on high conviction hedge fund holdings, market neutral equity strategy focused on identifying undervalued firms with strong balance sheets and favorable cash flows, and forward rate bias investing in Eurodollar futures.

For the fiscal year ended October 31, 2015, on a market price basis, the Fund returned (7.94)%. On a net asset value (“NAV”) basis, the Fund returned (8.17)%. During the same time period, the Benchmark Index returned (8.28)%. The Fund’s performance (NAV basis) slightly exceeded the return of the Benchmark Index primarily due to variances in position weights versus the Benchmark Index. The largest variation in position weights comes from the difference in hedging instruments employed in the strategies that have exposure to US equities. The Benchmark Index hedges these exposures with a short position in the S&P Total Return Index, whereas the Fund hedges these exposures through short positions in S&P E-Mini futures. While these hedging instruments are highly correlated, their performance does tend to vary somewhat. The large contract size of the Eurodollar futures instruments employed by the Fund’s forward rate bias strategy is another source of performance variation to the Benchmark Index as the Fund is unable to obtain the specific weighting incorporated into the Index.

During this same time period, the HFRI Macro (Total) Index returned 0.92% and the Barclays U.S. Aggregate Index returned 1.96% (these indexes, collectively with the Benchmark Index, are referred to as the “Indexes”). The components of the HFRI Macro (Total) Index are weighted equally while the components of the Barclays U.S. Aggregate Index are weighted by market capitalization.

The Indexes were selected for their recognition in the marketplace. The performance comparison of the HFRI Macro (Total) Index is a useful measure for investors as a broad representation of the alternative investment market. The Barclays U.S. Aggregate Index was selected because its performance is a useful measure of the broad U.S. fixed-income market.

The majority of the Fund’s underperformance relative to the Indexes during the period can be attributed to the Fund’s short exposure to the Swiss Franc and long exposure to the Euro at the time the Swiss Central Bank allowed its currency to float freely. The resulting increase in value of the Swiss Franc versus the Euro caused the Fund to underperform.

For the fiscal year ended October 31, 2015, the largest detractor from return was the long/short currency carry strategy, and within that strategy, the short exposure to the Swiss Franc and long exposure to the Euro were the primary detractors. This occurred as a result of the Swiss National Bank removing the cap on the value of the Swiss Franc which resulted in a significant and unprecedented divergence of the values of the two currencies. In addition, within the equity strategies, the materials sector contributed most significantly to the Fund’s return, followed by the industrials and information technology sectors, respectively. The utilities sector detracted most significantly from the Fund’s return, followed by the energy and consumer staples sectors, respectively.

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Consumer Discretionary	11.4
Information Technology	9.8
Financials	8.6
Materials	7.5
Energy	5.9
Industrials	5.4
Health Care	2.7
Telecommunication Services	0.9
Utilities	0.8
Consumer Staples	0.8
Money Market Funds Plus Other Assets Less Liabilities	46.2

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of October 31, 2015
Security
Intercontinental Exchange, Inc.	2.2
McGraw Hill Financial, Inc.	2.0
Activision Blizzard, Inc.	1.4
Sigma-Aldrich Corp.	1.3
Equinix, Inc.	1.3
Ingersoll-Rand PLC	1.3
FMC Technologies, Inc.	1.1
Motorola Solutions, Inc.	1.0
Vulcan Materials Co.	1.0
Signet Jewelers Ltd.	0.9
Total	13.5

*	Excluding money market fund holdings.

8

PowerShares Multi-Strategy Alternative Portfolio (LALT) (continued)

Growth of a $10,000 Investment Since Inception†

Fund Performance History as of October 31, 2015

	1 Year	Fund Inception†
Index		Average Annualized	Cumulative
Morgan Stanley Multi-Strategy Alternative Index	(8.28)%	(7.01)%	(9.82)%
HFRI Macro (Total) Index	0.92	2.55	3.64
Barclays U.S. Aggregate Index	1.96	2.20	3.15
Fund
NAV Return	(8.17)	(6.89)	(9.68)
Market Price Return	(7.94)	(6.92)	(9.71)

Fund Inception: May 29, 2014

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 1.00% (0.95% after fee waiver) includes the unitary management fee of 0.95% and acquired fund fees and expenses of 0.05%. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Indexes’ performance results are based upon a hypothetical investment in their respective constituent securities. The Indexes’ returns do not represent Fund returns. An investor cannot invest directly in an index. Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

†	The returns for the Fund and the Indexes are based on the inception date of the Fund.

9

PHDG	Manager’s Analysis
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

The PowerShares S&P 500® Downside Hedged Portfolio (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed-income market returns.

The Fund seeks to achieve its investment objective by using a quantitative, rules-based strategy designed to provide returns with reference to the S&P 500® Dynamic VEQTOR Index (the “Benchmark Index”). The Fund invests in a combination of (i) equity securities contained in the S&P 500® Index and that are listed on a U.S. securities exchange, (ii) Chicago Board Options Exchange Volatility Index (the “VIX Index”) related instruments, such as listed VIX Index futures contracts that reflect exposure to the S&P 500® VIX Short Term Futures Index, and (iii) money market instruments, cash and cash equivalents.

The Fund can have a higher or lower exposure to any component within the Benchmark Index at any time. In addition to its investments in the components of the Benchmark Index, the Fund also may invest in other VIX Index-related instruments, including ETFs and exchange-traded notes that are listed on a U.S. securities exchange and that provide exposure to the VIX Index, as well as U.S. listed futures contracts that track the S&P 500® Index and are listed on the Chicago Mercantile Exchange.

For the fiscal year ended October 31, 2015, on a market price basis, the Fund returned (10.69)%. On a net asset value (“NAV”) basis, the Fund returned (10.83)%. During the same time period, the Benchmark Index returned (10.09)%. The Fund’s performance (NAV basis) differed from the return of the Benchmark Index primarily due to fees, operating expenses and trading costs that the Fund incurred during the period. During the fiscal year ended October 31, 2015, the portfolio turnover was 478%, up dramatically from that of the prior fiscal year. This higher portfolio turnover was the result of the implementation of the investment strategy for the Fund. Specifically, the U.S. equity market was very choppy during the year which resulted in more frequent allocation changes to the investment strategy.

During this same time period, the S&P 500® Index returned 5.20%, the HFRX Global Hedge Fund Index returned (2.05)%, and the T-Bill 3 Month Index returned 0.03% (these indexes, collectively with the Benchmark Index, are referred to as the “Indexes”). The S&P 500® Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the equity market. The main reason for the Fund’s underperformance compared to the S&P 500® Index is the Fund’s investment in VIX futures, which comprised on average 7% of the Fund’s investment allocation and declined in price by more than 37% during the period.

The HFRX Global Hedge Fund Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the alternative investment market. The main reason for the Fund’s underperformance compared to the HFRX Global Hedge Fund Index was the Fund’s allocation to VIX futures. The T-Bill 3 Month Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the short-term U.S. fixed income market. The main reason for the Fund’s underperformance compared to the T-Bill 3 Month Index was due to the steady decline in the price of the VIX futures.

For the fiscal year ended October 31, 2015, the information technology sector contributed most significantly to the Fund’s return, followed by the consumer discretionary and health care sectors, respectively. The energy sector detracted most significantly from the Fund’s return, followed by the financials and utilities sectors, respectively.

Positions that contributed most significantly to the Fund’s return included Apple Inc., an information technology company (portfolio average weight of 2.49%), and Amazon.com, Inc., a consumer discretionary company (portfolio average weight of 0.57%). Positions that detracted most significantly from the Fund’s return included Meta Financial Group, Inc., a financials company (no longer held at fiscal year-end), and Wal-Mart Stores, Inc., a consumer staples company (portfolio average weight of 0.43%).

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Information Technology	19.4
Financials	15.1
Health Care	13.5
Consumer Discretionary	12.2
Industrials	9.5
Consumer Staples	9.0
Energy	6.6
Materials	2.8
Utilities	2.7
Telecommunication Services	2.2
Money Market Fund Plus Other Assets Less Liabilities	7.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of October 31, 2015
Security
Apple, Inc.	3.5
Microsoft Corp.	2.1
Exxon Mobil Corp.	1.7
General Electric Co.	1.5
Johnson & Johnson	1.4
Berkshire Hathaway, Inc., Class B	1.3
Wells Fargo & Co.	1.3
Amazon.com, Inc.	1.2
JPMorgan Chase & Co.	1.2
Facebook, Inc., Class A	1.2
Total	16.4

*	Excluding money market fund holdings.

10

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

Growth of a $10,000 Investment Since Inception†

Fund Performance History as of October 31, 2015

	1 Year	Fund Inception†
Index		Average Annualized	Cumulative
S&P 500® Dynamic VEQTOR Index	(10.09)%	3.48%	10.44%
S&P 500® Index	5.20	16.60	56.14
HFRX Global Hedge Fund Index	(2.05)	1.73	5.11
T-Bill 3 Month Index (Lipper)	0.03	0.04	0.11
Fund
NAV Return	(10.83)	2.49	7.41
Market Price Return	(10.69)	2.52	7.48

Fund Inception: December 6, 2012

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.43% (0.40% after fee waiver) includes the unitary management fee of 0.39% and acquired fund fees and expenses of 0.04%. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Indexes’ performance results are based upon a hypothetical investment in their respective constituent securities. The Indexes’ returns do not represent Fund returns. An investor cannot invest directly in an index. Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

†	Returns for the Fund and the Indexes are based on the inception date of the Fund.

11

Schedule of Investments(a)

PowerShares Active U.S. Real Estate Fund (PSR)

October 31, 2015

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—3.3%
40,060	Cousins Properties, Inc.	$402,203
17,443	Empire State Realty Trust, Inc., Class A	310,834
12,413	Liberty Property Trust	422,290
3,865	PS Business Parks, Inc.	331,578
12,907	Washington Real Estate Investment Trust	348,618

		1,815,523

	Health Care—11.4%
35,684	Care Capital Properties, Inc.	1,175,788
19,167	Healthcare Realty Trust, Inc.	505,242
23,958	Healthcare Trust of America, Inc., Class A	630,335
8,911	LTC Properties, Inc.	381,836
50,832	Ventas, Inc.	2,730,695
13,087	Welltower, Inc.	848,954

		6,272,850

	Hotel & Resort—6.5%
17,341	Apple Hospitality REIT, Inc.	341,965
14,293	Chesapeake Lodging Trust	393,629
17,253	DiamondRock Hospitality Co.	201,515
51,295	Host Hotels & Resorts, Inc.	888,943
22,074	LaSalle Hotel Properties	649,196
6,568	Pebblebrook Hotel Trust	224,494
5,332	Ryman Hospitality Properties, Inc.	280,463
40,259	Sunstone Hotel Investors, Inc.	582,145

		3,562,350

	Industrial—4.3%
6,211	EastGroup Properties, Inc.	348,810
47,673	Prologis, Inc.	2,037,067

		2,385,877

	Office—12.5%
8,929	Alexandria Real Estate Equities, Inc.	801,289
20,346	Boston Properties, Inc.	2,560,544
34,182	Brandywine Realty Trust	461,457
17,725	Highwoods Properties, Inc.	770,151
31,894	Hudson Pacific Properties, Inc.	911,212
9,665	Kilroy Realty Corp.	636,344
27,334	Paramount Group, Inc.	485,725
11,627	Piedmont Office Realty Trust, Inc., Class A	225,331

		6,852,053

	Residential—12.9%
28,425	American Campus Communities, Inc.	1,153,202
14,333	AvalonBay Communities, Inc.	2,505,838
21,793	Equity Residential	1,685,035
20,910	Mid-America Apartment Communities, Inc.	1,781,323

		7,125,398

	Retail—24.7%
76,844	Brixmor Property Group, Inc.	1,968,743
22,747	Equity One, Inc.	604,615
12,960	Federal Realty Investment Trust	1,859,631
25,246	National Retail Properties, Inc.	959,348
27,054	Simon Property Group, Inc.	5,450,299
15,234	Taubman Centers, Inc.	1,172,713
44,483	Weingarten Realty Investors	1,590,712

		13,606,061

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Specialized—24.4%
33,578	American Tower Corp.	$3,432,679
11,517	CoreSite Realty Corp.	632,859
13,647	Crown Castle International Corp.	1,166,273
27,040	CyrusOne, Inc.	953,971
5,749	Equinix, Inc.	1,705,613
15,055	InfraREIT, Inc.	359,513
15,472	Lamar Advertising Co., Class A	873,085
12,809	Plum Creek Timber Co., Inc.	521,839
10,521	Public Storage	2,414,149
47,644	Weyerhaeuser Co.	1,397,399

		13,457,380

	Total Investments (Cost $52,381,502)—100.0%	55,077,492
	Other assets less liabilities—(0.0)%	(8,374)

	Net Assets—100.0%	$55,069,118

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Schedule of Investments

PowerShares China A-Share Portfolio (CHNA)

October 31, 2015

Number of Shares		Value
	Money Market Funds(a)—47.4%
408,487	Invesco Premier Portfolio—Institutional Class, 0.12%	$408,487
608,487	Invesco Premier Tax-Exempt Portfolio—Institutional Class, 0.01%	608,487
558,487	Invesco Short-Term Investment Trust—Government & Agency Portfolio—Institutional Class, 0.04%	558,487
408,487	Invesco Short-Term Investment Trust—STIC Prime Portfolio—Institutional Class, 0.08%	408,487
608,487	Invesco Short-Term Investment Trust—Treasury Portfolio, 0.02%	608,487

	Total Investments (Cost $2,592,435)—47.4%	2,592,435
	Other assets less liabilities—52.6%	2,871,125

	Net Assets—100.0%	$5,463,560

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Schedule of Investments(a)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

October 31, 2015

Number of Shares		Value
	Common Stocks and Other Equity Interests—53.8%
	Consumer Discretionary—11.4%
963	AutoNation, Inc.(b)	$60,852
2,529	Cablevision Systems Corp., Class A	82,420
4,012	D.R. Horton, Inc.	118,113
1,531	Darden Restaurants, Inc.	94,754
2,636	Discovery Communications, Inc., Class A(b)	77,604
1,346	GameStop Corp., Class A	62,010
2,402	Gap, Inc. (The)	65,382
3,349	Goodyear Tire & Rubber Co. (The)	109,981
5,045	Interpublic Group of Cos., Inc. (The)	115,682
2,179	Lennar Corp., Class A	109,103
1,370	Macy’s, Inc.	69,843
3,277	Mattel, Inc.	80,549
756	Mohawk Industries, Inc.(b)	147,798
6,346	News Corp., Class A	97,728
1,034	PVH Corp.	94,042
594	Ralph Lauren Corp., Class A	65,797
998	Signet Jewelers Ltd.	150,638
2,963	TEGNA, Inc.	80,120
1,395	TripAdvisor, Inc., Class A(b)	116,873

		1,799,289

	Consumer Staples—0.8%
1,296	Keurig Green Mountain, Inc.	65,772
1,075	Wal-Mart Stores, Inc.	61,533

		127,305

	Energy—5.9%
843	Chevron Corp.	76,612
3,033	CONSOL Energy, Inc.	20,200
3,805	Diamond Offshore Drilling, Inc.	75,643
922	Exxon Mobil Corp.	76,286
5,119	FMC Technologies, Inc.(b)	173,176
1,362	Helmerich & Payne, Inc.	76,640
1,387	Marathon Petroleum Corp.	71,846
2,592	Murphy Oil Corp.	73,690
1,765	National Oilwell Varco, Inc.	66,435
1,003	Occidental Petroleum Corp.	74,764
982	Schlumberger Ltd.	76,753
1,097	Valero Energy Corp.	72,314

		934,359

	Financials—8.6%
855	Assurant, Inc.	69,708
3,384	CBRE Group, Inc., Class A(b)	126,156
3,685	E*TRADE Financial Corp.(b)	105,059
693	Equinix, Inc. REIT	205,599
5,930	Hudson City Bancorp, Inc.	60,012
1,381	Intercontinental Exchange, Inc.	348,564
1,263	Legg Mason, Inc.	56,519
3,507	McGraw Hill Financial, Inc.	324,889
5,072	Navient Corp.	66,900

		1,363,406

	Health Care—2.7%
1,509	Mallinckrodt PLC(b)	99,096
1,383	Merck & Co., Inc.	75,595
1,265	Tenet Healthcare Corp.(b)	39,683
1,145	Universal Health Services, Inc., Class B	139,793
931	Varian Medical Systems, Inc.(b)	73,111

		427,278

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials—5.4%
1,181	Allegion PLC	$76,966
634	Cummins, Inc.	65,625
1,343	Eaton Corp. PLC	75,087
1,519	Emerson Electric Co.	71,742
1,584	Fluor Corp.	75,731
3,377	Ingersoll-Rand PLC	200,121
1,795	Jacobs Engineering Group, Inc.(b)	72,051
4,459	Joy Global, Inc.	76,606
886	Norfolk Southern Corp.	70,907
684	Parker-Hannifin Corp.	71,615

		856,451

	Information Technology—9.8%
6,212	Activision Blizzard, Inc.	215,929
2,607	Cisco Systems, Inc.	75,212
4,017	Corning, Inc.	74,716
2,753	eBay, Inc.(b)	76,809
2,799	EMC Corp.	73,390
2,576	HP, Inc.	69,449
2,270	Intel Corp.	76,862
4,428	Juniper Networks, Inc.	138,995
4,033	Micron Technology, Inc.(b)	66,786
2,289	Motorola Solutions, Inc.	160,161
2,294	NetApp, Inc.	77,996
1,260	QUALCOMM, Inc.	74,869
1,580	Seagate Technology PLC	60,135
3,468	Symantec Corp.	71,441
1,311	VeriSign, Inc.(b)	105,667
862	Western Digital Corp.	57,599
7,107	Xerox Corp.	66,735

		1,542,751

	Materials—7.5%
1,699	Ball Corp.	116,382
1,445	CF Industries Holdings, Inc.	73,363
1,510	Dow Chemical Co. (The)	78,022
1,381	E.I. du Pont de Nemours & Co.	87,555
1,654	FMC Corp.	67,334
768	Martin Marietta Materials, Inc.	119,155
2,210	Mosaic Co. (The)	74,676
1,767	Nucor Corp.	74,744
2,621	Sealed Air Corp.	128,744
1,477	Sigma-Aldrich Corp.	206,366
1,578	Vulcan Materials Co.	152,403

		1,178,744

	Telecommunication Services—0.9%
2,763	CenturyLink, Inc.	77,944
13,762	Frontier Communications Corp.	70,737

		148,681

	Utilities—0.8%
6,900	AES Corp. (The)	75,555
4,353	NRG Energy, Inc.	56,110

		131,665

	Total Common Stocks and Other Equity Interests (Cost $8,884,208)	8,509,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Multi-Strategy Alternative Portfolio (LALT) (continued)

October 31, 2015

Number of Shares		Value
	Money Market Funds(c)—38.5%
1,217,940	Invesco Premier Portfolio—Institutional Class, 0.12%	$1,217,940
1,217,940	Invesco Premier Tax-Exempt Portfolio—Institutional Class, 0.01%	1,217,940
1,217,940	Invesco Short-Term Investment Trust—Government & Agency Portfolio—Institutional Class, 0.04%	1,217,940
1,217,940	Invesco Short-Term Investment Trust—STIC Prime Portfolio—Institutional Class, 0.08%	1,217,940
1,217,940	Invesco Short-Term Investment Trust—Treasury Portfolio—Institutional Class, 0.02%	1,217,940

	Total Money Market Funds (Cost 6,089,700)	6,089,700

	Total Investments (Cost $14,973,908)—92.3%	14,599,629
	Other assets less liabilities—7.7%	1,212,672

	Net Assets—100.0%	$15,812,301

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

October 31, 2015

Number of Shares		Value
	Common Stocks and Other Equity Interests—93.0%
	Consumer Discretionary—12.2%
1,546	Advance Auto Parts, Inc.	$306,773
8,109	Amazon.com, Inc.(b)	5,075,423
1,655	AutoNation, Inc.(b)	104,579
652	AutoZone, Inc.(b)	511,435
3,585	Bed Bath & Beyond, Inc.(b)	213,774
6,491	Best Buy Co., Inc.	227,380
4,786	BorgWarner, Inc.	204,936
4,701	Cablevision Systems Corp., Class A	153,206
4,399	CarMax, Inc.(b)	259,585
9,788	Carnival Corp.	529,335
9,396	CBS Corp., Class B	437,102
657	Chipotle Mexican Grill, Inc.(b)	420,631
5,851	Coach, Inc.	182,551
44,717	Comcast Corp., Class A	2,800,179
7,785	Comcast Corp., Class A Special	488,197
6,900	D.R. Horton, Inc.	203,136
2,411	Darden Restaurants, Inc.	149,217
6,012	Delphi Automotive PLC (United Kingdom)	500,138
3,158	Discovery Communications, Inc., Class A(b)	92,972
5,453	Discovery Communications, Inc., Class C(b)	150,067
6,228	Dollar General Corp.	422,072
4,961	Dollar Tree, Inc.(b)	324,896
2,116	Expedia, Inc., Class A	288,411
82,399	Ford Motor Co.	1,220,329
874	Fossil Group, Inc.(b)	47,554
2,255	GameStop Corp., Class A	103,888
5,030	Gap, Inc. (The)	136,917
2,504	Garmin Ltd.	88,817
30,478	General Motors Co.	1,063,987
3,203	Genuine Parts Co.	290,704
5,696	Goodyear Tire & Rubber Co. (The)	187,057
4,985	H&R Block, Inc.	185,741
8,511	Hanesbrands, Inc.	271,841
4,354	Harley-Davidson, Inc.	215,305
1,507	Harman International Industries, Inc.	165,710
2,377	Hasbro, Inc.	182,625
27,151	Home Depot, Inc. (The)	3,356,950
8,677	Interpublic Group of Cos., Inc. (The)	198,964
13,831	Johnson Controls, Inc.	624,885
4,186	Kohl’s Corp.	193,058
5,433	L Brands, Inc.	521,459
2,892	Leggett & Platt, Inc.	130,227
3,677	Lennar Corp., Class A	184,107
19,564	Lowe’s Cos., Inc.	1,444,410
6,998	Macy’s, Inc.	356,758
4,215	Marriott International, Inc., Class A	323,628
7,161	Mattel, Inc.	176,017
19,915	McDonald’s Corp.	2,235,459
4,090	Michael Kors Holdings Ltd.(b)	158,038
1,344	Mohawk Industries, Inc.(b)	262,752
9,007	Netflix, Inc.(b)	976,179
5,661	Newell Rubbermaid, Inc.	240,196
8,056	News Corp., Class A	124,062
2,279	News Corp., Class B	35,279
14,332	NIKE, Inc., Class B	1,877,922
2,944	Nordstrom, Inc.	191,978

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
5,137	Omnicom Group, Inc.	$384,864
2,103	O’Reilly Automotive, Inc.(b)	580,975
1,072	Priceline Group, Inc. (The)(b)	1,558,945
6,789	PulteGroup, Inc.	124,442
1,745	PVH Corp.	158,708
1,262	Ralph Lauren Corp., Class A	139,792
8,749	Ross Stores, Inc.	442,524
3,626	Royal Caribbean Cruises Ltd.	356,617
1,991	Scripps Networks Interactive, Inc., Class A	119,619
1,682	Signet Jewelers Ltd.	253,881
13,606	Staples, Inc.	176,742
31,381	Starbucks Corp.	1,963,509
3,601	Starwood Hotels & Resorts Worldwide, Inc.	287,612
13,286	Target Corp.	1,025,413
4,789	TEGNA, Inc.	129,495
2,372	Tiffany & Co.	195,548
5,982	Time Warner Cable, Inc.	1,132,991
17,246	Time Warner, Inc.	1,299,314
14,257	TJX Cos., Inc. (The)	1,043,470
2,869	Tractor Supply Co.	265,067
2,388	TripAdvisor, Inc., Class A(b)	200,067
25,815	Twenty-First Century Fox, Inc., Class A	792,262
9,118	Twenty-First Century Fox, Inc., Class B	281,564
3,806	Under Armour, Inc., Class A(b)	361,874
2,004	Urban Outfitters, Inc.(b)	57,314
7,202	VF Corp.	486,279
7,346	Viacom, Inc., Class B	362,231
32,834	Walt Disney Co. (The)	3,734,539
1,658	Whirlpool Corp.	265,512
2,498	Wyndham Worldwide Corp.	203,212
1,718	Wynn Resorts Ltd.	120,174
9,118	Yum! Brands, Inc.	646,557

		50,969,911

	Consumer Staples—9.0%
41,456	Altria Group, Inc.	2,506,844
12,877	Archer-Daniels-Midland Co.	587,964
2,241	Brown-Forman Corp., Class B	237,949
3,810	Campbell Soup Co.	193,510
2,720	Clorox Co. (The)	331,677
82,780	Coca-Cola Co. (The)	3,505,733
4,457	Coca-Cola Enterprises, Inc.	228,822
19,031	Colgate-Palmolive Co.	1,262,707
9,130	ConAgra Foods, Inc.	370,222
3,636	Constellation Brands, Inc., Class A	490,133
9,291	Costco Wholesale Corp.	1,469,093
23,566	CVS Health Corp.	2,327,850
4,036	Dr Pepper Snapple Group, Inc.	360,697
4,776	Estee Lauder Cos., Inc. (The), Class A	384,277
12,658	General Mills, Inc.	735,556
3,089	Hershey Co. (The)	273,963
2,847	Hormel Foods Corp.	192,315
2,528	JM Smucker Co. (The)	296,762
5,383	Kellogg Co.	379,609
2,539	Keurig Green Mountain, Inc.	128,854
7,702	Kimberly-Clark Corp.	922,006
12,563	Kraft Heinz Co. (The)	979,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

October 31, 2015

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
20,541	Kroger Co. (The)	$776,450
2,453	McCormick & Co., Inc.	206,003
4,286	Mead Johnson Nutrition Co.	351,452
3,341	Molson Coors Brewing Co., Class B	294,342
34,068	Mondelez International, Inc., Class A	1,572,579
3,213	Monster Beverage Corp.(b)	437,996
31,059	PepsiCo, Inc.	3,173,919
32,755	Philip Morris International, Inc.	2,895,542
57,356	Procter & Gamble Co. (The)	4,380,851
17,527	Reynolds American, Inc.	846,905
11,698	Sysco Corp.	482,543
6,435	Tyson Foods, Inc., Class A	285,457
18,476	Walgreens Boots Alliance, Inc.	1,564,548
33,365	Wal-Mart Stores, Inc.	1,909,813
7,565	Whole Foods Market, Inc.	226,647

		37,571,127

	Energy—6.6%
10,742	Anadarko Petroleum Corp.	718,425
7,991	Apache Corp.	376,616
9,214	Baker Hughes, Inc.	485,394
8,749	Cabot Oil & Gas Corp.	189,941
4,049	Cameron International Corp.(b)	275,373
10,933	Chesapeake Energy Corp.	77,952
39,787	Chevron Corp.	3,615,843
1,996	Cimarex Energy Co.	235,648
6,715	Columbia Pipeline Group, Inc.	139,471
26,079	ConocoPhillips	1,391,315
4,843	CONSOL Energy, Inc.	32,254
8,170	Devon Energy Corp.	342,568
1,363	Diamond Offshore Drilling, Inc.	27,096
4,983	Ensco PLC, Class A	82,867
11,610	EOG Resources, Inc.	996,719
3,221	EQT Corp.	212,811
88,160	Exxon Mobil Corp.	7,294,358
4,853	FMC Technologies, Inc.(b)	164,177
18,073	Halliburton Co.	693,642
2,277	Helmerich & Payne, Inc.	128,127
5,099	Hess Corp.	286,615
38,006	Kinder Morgan, Inc.	1,039,464
14,317	Marathon Oil Corp.	263,146
11,335	Marathon Petroleum Corp.	587,153
3,434	Murphy Oil Corp.	97,629
8,116	National Oilwell Varco, Inc.	305,486
3,447	Newfield Exploration Co.(b)	138,535
8,987	Noble Energy, Inc.	322,094
16,154	Occidental Petroleum Corp.	1,204,119
4,423	ONEOK, Inc.	150,028
10,125	Phillips 66	901,631
3,158	Pioneer Natural Resources Co.	433,088
3,579	Range Resources Corp.	108,945
26,756	Schlumberger Ltd.	2,091,249
8,129	Southwestern Energy Co.(b)	89,744
14,197	Spectra Energy Corp.	405,608
2,602	Tesoro Corp.	278,232
7,223	Transocean Ltd.	114,340
10,512	Valero Energy Corp.	692,951

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
14,425	Williams Cos., Inc. (The)	$568,922

		27,559,576

	Financials—15.1%
6,848	ACE Ltd.	777,522
1,149	Affiliated Managers Group, Inc.(b)	207,119
9,106	Aflac, Inc.	580,508
8,466	Allstate Corp. (The)	523,876
17,994	American Express Co.	1,318,241
27,356	American International Group, Inc.	1,725,069
8,974	American Tower Corp. REIT	917,412
3,769	Ameriprise Financial, Inc.	434,792
5,920	Aon PLC	552,395
3,426	Apartment Investment & Management Co., Class A REIT	134,265
1,414	Assurant, Inc.	115,283
2,856	AvalonBay Communities, Inc. REIT	499,315
221,349	Bank of America Corp.	3,714,236
23,395	Bank of New York Mellon Corp. (The)	974,402
16,484	BB&T Corp.	612,381
39,612	Berkshire Hathaway, Inc., Class B(b)	5,388,024
2,708	BlackRock, Inc.	953,135
3,226	Boston Properties, Inc. REIT	405,992
11,470	Capital One Financial Corp.	904,983
6,130	CBRE Group, Inc., Class A(b)	228,526
25,312	Charles Schwab Corp. (The)	772,522
4,800	Chubb Corp. (The)	620,880
3,123	Cincinnati Financial Corp.	188,098
63,641	Citigroup, Inc.	3,383,792
7,142	CME Group, Inc., Class A	674,705
3,763	Comerica, Inc.	163,314
7,096	Crown Castle International Corp. REIT	606,424
9,206	Discover Financial Services	517,561
6,136	E*TRADE Financial Corp.(b)	174,937
1,306	Equinix, Inc. REIT	387,464
7,662	Equity Residential REIT	592,426
1,480	Essex Property Trust, Inc. REIT	326,251
16,982	Fifth Third Bancorp	323,507
8,178	Franklin Resources, Inc.	333,335
12,368	General Growth Properties, Inc. REIT	358,054
10,519	Genworth Financial, Inc., Class A(b)	49,229
8,513	Goldman Sachs Group, Inc. (The)	1,596,188
8,771	Hartford Financial Services Group, Inc. (The)	405,747
9,682	HCP, Inc. REIT	360,170
15,868	Host Hotels & Resorts, Inc. REIT	274,993
16,979	Huntington Bancshares, Inc.	186,260
2,336	Intercontinental Exchange, Inc.	589,606
8,835	Invesco Ltd.(c)	293,057
4,066	Iron Mountain, Inc. REIT	124,582
78,194	JPMorgan Chase & Co.	5,023,965
17,780	KeyCorp	220,828
8,672	Kimco Realty Corp. REIT	232,150
2,319	Legg Mason, Inc.	103,775
7,132	Leucadia National Corp.	142,711
5,305	Lincoln National Corp.	283,871
6,065	Loews Corp.	221,130
3,391	M&T Bank Corp.	406,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

October 31, 2015

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,856	Macerich Co. (The) REIT	$242,017
11,207	Marsh & McLennan Cos., Inc.	624,678
5,762	McGraw Hill Financial, Inc.	533,792
23,618	MetLife, Inc.	1,189,875
3,684	Moody’s Corp.	354,253
32,217	Morgan Stanley	1,062,195
2,502	Nasdaq, Inc.	144,841
7,906	Navient Corp.	104,280
4,627	Northern Trust Corp.	325,695
6,552	People’s United Financial, Inc.	104,504
3,696	Plum Creek Timber Co., Inc. REIT	150,575
10,861	PNC Financial Services Group, Inc. (The)	980,314
5,796	Principal Financial Group, Inc.	290,727
12,389	Progressive Corp. (The)	410,448
10,988	Prologis, Inc. REIT	469,517
9,538	Prudential Financial, Inc.	786,885
3,140	Public Storage REIT	720,504
5,272	Realty Income Corp. REIT	260,753
28,012	Regions Financial Corp.	261,912
6,455	Simon Property Group, Inc. REIT	1,300,424
2,120	SL Green Realty Corp. REIT	251,474
8,627	State Street Corp.	595,263
10,952	SunTrust Banks, Inc.	454,727
5,418	T. Rowe Price Group, Inc.	409,709
2,461	Torchmark Corp.	142,763
6,579	Travelers Cos., Inc. (The)	742,703
35,003	U.S. Bancorp	1,476,427
5,213	Unum Group	180,631
7,022	Ventas, Inc. REIT	377,222
3,771	Vornado Realty Trust REIT	379,174
98,772	Wells Fargo & Co.	5,347,516
7,377	Welltower, Inc. REIT	478,546
10,792	Weyerhaeuser Co. REIT	316,529
6,392	XL Group PLC	243,407
4,316	Zions Bancorporation	124,171

		62,743,870

	Health Care—13.5%
31,515	Abbott Laboratories	1,411,872
35,001	AbbVie, Inc.	2,084,310
7,371	Aetna, Inc.	846,043
7,007	Agilent Technologies, Inc.	264,584
4,783	Alexion Pharmaceuticals, Inc.(b)	841,808
8,322	Allergan PLC(b)	2,567,087
4,342	AmerisourceBergen Corp.	419,046
16,032	Amgen, Inc.	2,535,942
5,528	Anthem, Inc.	769,221
11,451	Baxalta, Inc.	394,601
11,537	Baxter International, Inc.	431,368
4,446	Becton, Dickinson and Co.	633,644
4,711	Biogen, Inc.(b)	1,368,593
28,416	Boston Scientific Corp.(b)	519,444
35,258	Bristol-Myers Squibb Co.	2,325,265
1,567	C.R. Bard, Inc.	292,010
6,920	Cardinal Health, Inc.	568,824
16,715	Celgene Corp.(b)	2,051,098
6,495	Cerner Corp.(b)	430,554

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
5,445	Cigna Corp.	$729,848
3,598	DaVita HealthCare Partners, Inc.(b)	278,881
2,955	DENTSPLY International, Inc.	179,812
2,272	Edwards Lifesciences Corp.(b)	357,045
20,624	Eli Lilly & Co.	1,682,300
4,404	Endo International PLC(b)	264,196
14,286	Express Scripts Holding Co.(b)	1,234,025
31,030	Gilead Sciences, Inc.	3,355,274
6,760	HCA Holdings, Inc.(b)	465,020
1,764	Henry Schein, Inc.(b)	267,616
3,133	Humana, Inc.	559,648
784	Intuitive Surgical, Inc.(b)	389,334
58,550	Johnson & Johnson	5,915,306
2,128	Laboratory Corp. of America Holdings(b)	261,191
2,482	Mallinckrodt PLC(b)	162,993
4,913	McKesson Corp.	878,444
29,903	Medtronic PLC	2,210,430
59,555	Merck & Co., Inc.	3,255,276
8,730	Mylan NV(b)	384,906
1,838	Patterson Cos., Inc.	87,121
2,398	PerkinElmer, Inc.	123,833
3,093	Perrigo Co. PLC	487,890
130,405	Pfizer, Inc.	4,410,297
3,036	Quest Diagnostics, Inc.	206,296
1,633	Regeneron Pharmaceuticals, Inc.(b)	910,218
5,956	St. Jude Medical, Inc.	380,052
6,687	Stryker Corp.	639,411
2,106	Tenet Healthcare Corp.(b)	66,065
8,425	Thermo Fisher Scientific, Inc.	1,101,822
20,162	UnitedHealth Group, Inc.	2,374,680
1,939	Universal Health Services, Inc., Class B	236,733
2,088	Varian Medical Systems, Inc.(b)	163,971
5,174	Vertex Pharmaceuticals, Inc.(b)	645,405
1,740	Waters Corp.(b)	222,372
3,610	Zimmer Biomet Holdings, Inc.	377,498
9,706	Zoetis, Inc.	417,455

		56,437,978

	Industrials—9.5%
13,211	3M Co.	2,076,901
3,591	ADT Corp. (The)	118,647
2,026	Allegion PLC	132,034
14,207	American Airlines Group, Inc.	656,647
5,121	AMETEK, Inc.	280,733
13,506	Boeing Co. (The)	1,999,833
2,998	C.H. Robinson Worldwide, Inc.	208,001
12,742	Caterpillar, Inc.	930,039
1,885	Cintas Corp.	175,475
20,800	CSX Corp.	561,392
3,515	Cummins, Inc.	363,838
12,571	Danaher Corp.	1,173,000
6,590	Deere & Co.	514,020
16,818	Delta Air Lines, Inc.	855,027
3,307	Dover Corp.	213,070
764	Dun & Bradstreet Corp. (The)	86,997
9,882	Eaton Corp. PLC	552,503
13,896	Emerson Electric Co.	656,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

October 31, 2015

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
2,502	Equifax, Inc.	$266,638
3,998	Expeditors International of Washington, Inc.	199,060
6,136	Fastenal Co.	240,286
5,552	FedEx Corp.	866,390
2,821	Flowserve Corp.	130,782
3,064	Fluor Corp.	146,490
6,414	General Dynamics Corp.	952,992
213,483	General Electric Co.	6,173,928
16,531	Honeywell International, Inc.	1,707,322
6,966	Illinois Tool Works, Inc.	640,454
5,609	Ingersoll-Rand PLC	332,389
1,941	J.B. Hunt Transport Services, Inc.	148,234
2,616	Jacobs Engineering Group, Inc.(b)	105,006
2,333	Kansas City Southern	193,079
1,699	L-3 Communications Holdings, Inc.	214,754
5,646	Lockheed Martin Corp.	1,241,160
7,271	Masco Corp.	210,859
7,758	Nielsen Holdings PLC	368,583
6,372	Norfolk Southern Corp.	509,951
3,961	Northrop Grumman Corp.	743,678
7,507	PACCAR, Inc.	395,244
2,925	Parker-Hannifin Corp.	306,247
3,809	Pentair PLC (United Kingdom)	212,999
4,268	Pitney Bowes, Inc.	88,134
2,906	Precision Castparts Corp.	670,734
4,316	Quanta Services, Inc.(b)	86,795
6,419	Raytheon Co.	753,591
5,091	Republic Services, Inc.	222,680
2,846	Robert Half International, Inc.	149,870
2,837	Rockwell Automation, Inc.	309,687
2,787	Rockwell Collins, Inc.	241,689
2,129	Roper Technologies, Inc.	396,739
1,130	Ryder System, Inc.	81,111
1,229	Snap-on, Inc.	203,879
13,940	Southwest Airlines Co.	645,283
3,239	Stanley Black & Decker, Inc.	343,269
1,794	Stericycle, Inc.(b)	217,738
5,846	Textron, Inc.	246,526
8,910	Tyco International PLC	324,680
18,346	Union Pacific Corp.	1,639,215
7,986	United Continental Holdings, Inc.(b)	481,636
14,768	United Parcel Service, Inc., Class B	1,521,399
2,016	United Rentals, Inc.(b)	150,918
17,514	United Technologies Corp.	1,723,553
3,276	Verisk Analytics, Inc.(b)	234,594
1,282	W.W. Grainger, Inc.	269,220
8,890	Waste Management, Inc.	477,926
3,838	Xylem, Inc.	139,742

		39,481,598

	Information Technology—19.4%
13,198	Accenture PLC, Class A	1,414,826
10,634	Activision Blizzard, Inc.	369,638
10,524	Adobe Systems, Inc.(b)	933,058
3,776	Akamai Technologies, Inc.(b)	229,656
1,299	Alliance Data Systems Corp.(b)	386,206
6,130	Alphabet, Inc., Class A(b)	4,520,201

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
6,253	Alphabet, Inc., Class C(b)	$4,444,695
6,395	Altera Corp.	336,057
6,534	Amphenol Corp., Class A	354,273
6,631	Analog Devices, Inc.	398,656
120,580	Apple, Inc.	14,409,310
25,385	Applied Materials, Inc.	425,706
4,784	Autodesk, Inc.(b)	264,029
9,851	Automatic Data Processing, Inc.	856,938
5,495	Avago Technologies Ltd. (Singapore)	676,599
11,821	Broadcom Corp., Class A	607,599
6,624	CA, Inc.	183,551
107,538	Cisco Systems, Inc.	3,102,471
3,398	Citrix Systems, Inc.(b)	278,976
12,890	Cognizant Technology Solutions Corp., Class A(b)	877,938
2,924	Computer Sciences Corp.	194,709
25,923	Corning, Inc.	482,168
23,697	eBay, Inc.(b)	661,146
6,590	Electronic Arts, Inc.(b)	474,941
40,698	EMC Corp.	1,067,102
1,503	F5 Networks, Inc.(b)	165,631
47,779	Facebook, Inc., Class A(b)	4,872,025
5,953	Fidelity National Information Services, Inc.	434,093
1,599	First Solar, Inc.(b)	91,255
4,959	Fiserv, Inc.(b)	478,593
2,965	FLIR Systems, Inc.	79,076
2,622	Harris Corp.	207,479
38,195	HP, Inc.	1,029,737
100,520	Intel Corp.	3,403,607
19,053	International Business Machines Corp.	2,668,944
5,861	Intuit, Inc.	571,037
7,479	Juniper Networks, Inc.	234,766
3,331	KLA-Tencor Corp.	223,577
3,344	Lam Research Corp.	256,117
5,070	Linear Technology Corp.	225,209
21,101	MasterCard, Inc., Class A	2,088,788
4,464	Microchip Technology, Inc.	215,567
22,759	Micron Technology, Inc.(b)	376,889
169,111	Microsoft Corp.	8,902,003
3,399	Motorola Solutions, Inc.	237,828
6,345	NetApp, Inc.	215,730
10,828	NVIDIA Corp.	307,190
68,764	Oracle Corp.	2,670,794
6,798	Paychex, Inc.	350,641
23,449	PayPal Holdings, Inc.(b)	844,398
3,163	Qorvo, Inc.(b)	138,951
33,222	QUALCOMM, Inc.	1,974,051
3,878	Red Hat, Inc.(b)	306,789
13,118	salesforce.com, inc.(b)	1,019,400
4,322	SanDisk Corp.	332,794
6,387	Seagate Technology PLC	243,089
4,033	Skyworks Solutions, Inc.	311,509
14,466	Symantec Corp.	298,000
8,510	TE Connectivity Ltd. (Switzerland)	548,384
2,993	Teradata Corp.(b)	84,133
21,701	Texas Instruments, Inc.	1,230,881

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

October 31, 2015

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
3,577	Total System Services, Inc.	$187,614
2,113	VeriSign, Inc.(b)	170,308
41,261	Visa, Inc., Class A	3,201,028
4,869	Western Digital Corp.	325,347
10,815	Western Union Co. (The)	208,189
21,244	Xerox Corp.	199,481
5,470	Xilinx, Inc.	260,481
18,311	Yahoo!, Inc.(b)	652,238

		80,794,090

	Materials—2.8%
4,091	Air Products & Chemicals, Inc.	568,567
1,422	Airgas, Inc.	136,740
27,693	Alcoa, Inc.	247,299
1,932	Avery Dennison Corp.	125,522
2,920	Ball Corp.	200,020
4,926	CF Industries Holdings, Inc.	250,093
24,488	Dow Chemical Co. (The)	1,265,295
19,132	E.I. du Pont de Nemours & Co.	1,212,969
3,144	Eastman Chemical Co.	226,902
5,615	Ecolab, Inc.	675,765
2,827	FMC Corp.	115,087
24,038	Freeport-McMoRan, Inc.	282,927
1,703	International Flavors & Fragrances, Inc.	197,650
8,833	International Paper Co.	377,081
7,878	LyondellBasell Industries NV, Class A	731,945
1,417	Martin Marietta Materials, Inc.	219,848
9,890	Monsanto Co.	921,946
7,130	Mosaic Co. (The)	240,923
11,187	Newmont Mining Corp.	217,699
6,758	Nucor Corp.	285,863
3,399	Owens-Illinois, Inc.(b)	73,248
5,724	PPG Industries, Inc.	596,784
6,057	Praxair, Inc.	672,872
4,352	Sealed Air Corp.	213,770
1,674	Sherwin-Williams Co. (The)	446,673
2,523	Sigma-Aldrich Corp.	352,514
2,817	Vulcan Materials Co.	272,066
5,534	WestRock Co.	297,508

		11,425,576

	Telecommunication Services—2.2%
130,059	AT&T, Inc.	4,358,277
11,902	CenturyLink, Inc.	335,756
24,700	Frontier Communications Corp.	126,958
6,095	Level 3 Communications, Inc.(b)	310,540
85,964	Verizon Communications, Inc.	4,029,992

		9,161,523

	Utilities—2.7%
14,438	AES Corp. (The)	158,096
2,537	AGL Resources, Inc.	158,563
5,131	Ameren Corp.	224,122
10,372	American Electric Power Co., Inc.	587,574
9,098	CenterPoint Energy, Inc.	168,768
5,852	CMS Energy Corp.	211,082
6,195	Consolidated Edison, Inc.	407,321

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
12,564	Dominion Resources, Inc.	$897,447
3,795	DTE Energy Co.	309,634
14,556	Duke Energy Corp.	1,040,317
6,887	Edison International	416,801
3,796	Entergy Corp.	258,735
6,706	Eversource Energy	341,604
18,219	Exelon Corp.	508,674
8,930	FirstEnergy Corp.	278,616
9,732	NextEra Energy, Inc.	999,087
6,720	NiSource, Inc.	128,755
6,990	NRG Energy, Inc.	90,101
5,358	Pepco Holdings, Inc.	142,684
10,342	PG&E Corp.	552,263
2,342	Pinnacle West Capital Corp.	148,740
14,167	PPL Corp.	487,345
10,695	Public Service Enterprise Group, Inc.	441,597
3,021	SCANA Corp.	178,904
4,979	Sempra Energy	509,899
19,208	Southern Co. (The)	866,281
4,972	TECO Energy, Inc.	134,244
6,674	WEC Energy Group, Inc.	344,111
10,724	Xcel Energy, Inc.	382,096

		11,373,461

	Total Common Stocks and Other Equity Interests (Cost $363,448,742)	387,518,710

	Money Market Fund—2.7%
11,451,106	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $11,451,106)	11,451,106

	Total Investments (Cost $374,899,848)—95.7%	398,969,816
	Other assets less liabilities—4.3%	18,010,956

	Net Assets—100.0%	$416,980,772

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

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Statements of Assets and Liabilities

October 31, 2015

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares China A-Share Portfolio (CHNA)	PowerShares Multi-Strategy Alternative Portfolio (LALT)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Assets:
Unaffiliated investments, at value	$55,077,492	$—	$8,509,929	$387,225,653
Affiliated investments, at value	—	2,592,435	6,089,700	11,744,163

Total investments, at value	55,077,492	2,592,435	14,599,629	398,969,816
Cash	—	—	340,228	—
Cash collateral for futures contracts	—	3,620,662	1,389,142	17,345,317
Receivables:
Dividends	91,680	150	11,753	443,151
Investments sold	—	—	—	4,797,563
Unrealized appreciation on forward foreign currency contracts outstanding	—	—	44,655	—
Unrealized appreciation on futures contracts	—	—	—	608,249

Total Assets	55,169,172	6,213,247	16,385,407	422,164,096

Liabilities:
Due to custodian	64,180	704,389	—	432
Payables:
Shares repurchased	—	—	—	4,978,834
Investments purchased	—	—	—	68,680
Unrealized depreciation on forward foreign currency contracts outstanding	—	—	33,378	—
Unrealized depreciation on futures contracts	—	42,812	527,336	—
Accrued unitary management fees	35,874	2,486	12,392	135,378

Total Liabilities	100,054	749,687	573,106	5,183,324

Net Assets	$55,069,118	$5,463,560	$15,812,301	$416,980,772

Net Assets Consist of:
Shares of beneficial interest	$51,959,019	$3,311,609	$17,078,648	$494,345,474
Undistributed net investment income (loss)	354,017	—	(40,756)	927,472
Undistributed net realized gain (loss)	60,092	2,194,763	(335,253)	(102,970,391)
Net unrealized appreciation (depreciation)	2,695,990	(42,812)	(890,338)	24,678,217

Net Assets	$55,069,118	$5,463,560	$15,812,301	$416,980,772

Shares outstanding (unlimited amount authorized, $0.01 par value)	750,000	150,001	700,000	16,750,000
Net asset value	$73.43	$36.42	$22.59	$24.89

Market price	$73.49	$36.31	$22.60	$24.92

Unaffiliated investments, at cost	$52,381,502	$—	$8,884,208	$363,129,073

Affiliated investments, at cost	$—	$2,592,435	$6,089,700	$11,770,775

Total investments, at cost	$52,381,502	$2,592,435	$14,973,908	$374,899,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Operations

For the year ended October 31, 2015

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares China A-Share Portfolio (CHNA)	PowerShares Multi-Strategy Alternative Portfolio (LALT)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Investment Income:
Unaffiliated dividend income	$1,436,586	$—	$125,436	$9,313,518
Affiliated dividend income	6	(1,568)	3,206	66,213
Foreign withholding tax	—	—	(999)	(1,121)

Total Income	1,436,592	(1,568)	127,643	9,378,610

Expenses:
Unitary management fees	397,081	45,372	155,519	2,309,217

Less: Waivers	(30)	(3,893)	(3,084)	(213,625)

Net Expenses	397,051	41,479	152,435	2,095,592

Net Investment Income (Loss)	1,039,541	(43,047)	(24,792)	7,283,018

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	1,162,527	—	(149,764)	(10,477,875)
In-kind redemptions	1,195,999	—	370,144	3,013,185
Futures contracts	—	2,365,500	162,850	(69,528,145)
Foreign currencies	—	—	(966,266)	—

Net realized gain (loss)	2,358,526	2,365,500	(583,036)	(76,992,835)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,016,843)	—	(473,592)	(4,706,784)
Futures contracts	—	(128,950)	(561,256)	3,403,163
Foreign currencies	—	—	(3,083)	—

Net change in unrealized appreciation (depreciation)	(1,016,843)	(128,950)	(1,037,931)	(1,303,621)

Net realized and unrealized gain (loss)	1,341,683	2,236,550	(1,620,967)	(78,296,456)

Net increase (decrease) in net assets resulting from operations	$2,381,224	$2,193,503	$(1,645,759)	$(71,013,438)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Changes in Net Assets

For the years ended October 31, 2015 and 2014

	PowerShares Active U.S. Real Estate Fund (PSR)		PowerShares China A-Share Portfolio (CHNA)
	2015	2014	2015	2014
Operations:
Net investment income (loss)	$1,039,541	$515,868	$(43,047)	$(10,058)
Net realized gain (loss)	2,358,526	3,072,100	2,365,500	(53,874)
Net change in unrealized appreciation (depreciation)	(1,016,843)	2,825,687	(128,950)	54,037

Net increase (decrease) in net assets resulting from operations	2,381,224	6,413,655	2,193,503	(9,895)

Distributions to Shareholders from:
Net investment income	(860,284)	(504,520)	—	—
Net realized gains	—	—	—	—

Total distributions to shareholders	(860,284)	(504,520)	—	—

Shareholder Transactions:
Proceeds from shares sold	25,408,584	45,857,016	17,894,727	—
Value of shares repurchased	(14,256,223)	(42,550,001)	(17,120,361)	—

Net increase (decrease) in net assets resulting from shares transactions	11,152,361	3,307,015	774,366	—

Increase (Decrease) in Net Assets	12,673,301	9,216,150	2,967,869	(9,895)

Net Assets:
Beginning of year	42,395,817	33,179,667	2,495,691	2,505,586

End of year	$55,069,118	$42,395,817	$5,463,560	$2,495,691

Undistributed net investment income (loss) at end of year	$354,017	$174,760	$—	$(7,914)

Changes in Shares Outstanding:
Shares sold	350,000	700,000	500,000	—
Shares repurchased	(200,000)	(650,000)	(450,000)	—
Shares outstanding, beginning of year	600,000	550,000	100,001	100,001

Shares outstanding, end of year	750,000	600,000	150,001	100,001

(a)	For the period May 27, 2014 (commencement of investment operations) through October 31, 2014.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Multi-Strategy Alternative Portfolio (LALT)		PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
2015	2014(a)	2015	2014

$(24,792)	$6,275	$7,283,018	$2,900,291
(583,036)	(468,997)	(76,992,835)	7,937,299
(1,037,931)	147,593	(1,303,621)	19,094,957

(1,645,759)	(315,129)	(71,013,438)	29,932,547

—	—	(7,133,672)	(2,996,245)
—	—	(27,026,571)	—

—	—	(34,160,243)	(2,996,245)

7,198,920	22,455,058	290,676,953	462,383,150
(11,880,789)	—	(297,987,820)	(49,436,306)

(4,681,869)	22,455,058	(7,310,867)	412,946,844

(6,327,628)	22,139,929	(112,484,548)	439,883,146

22,139,929	—	529,465,320	89,582,174

$15,812,301	$22,139,929	$416,980,772	$529,465,320

$(40,756)	$(14,360)	$927,472	$782,566

300,000	900,000	10,350,000	16,450,000
(500,000)	—	(11,550,000)	(1,800,001)
900,000	—	17,950,000	3,300,001

700,000	900,000	16,750,000	17,950,000

25

Financial Highlights

PowerShares Active U.S. Real Estate Fund (PSR)

	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of year	$70.66	$60.33	$55.99	$50.32	$45.42
Net investment income(a)	1.51	0.92	0.93	0.77	0.54
Net realized and unrealized gain on investments	2.51	10.33	4.20	5.82	5.15
Total from investment operations	4.02	11.25	5.13	6.59	5.69
Distributions to shareholders from:
Net investment income	(1.25)	(0.92)	(0.79)	(0.84)	(0.79)
Net realized gains	—	—	—	(0.08)	—
Total distributions	(1.25)	(0.92)	(0.79)	(0.92)	(0.79)
Net asset value at end of year	$73.43	$70.66	$60.33	$55.99	$50.32
Market price at end of year(b)	$73.49	$70.63	$60.35	$55.94	$50.36
Net Asset Value Total Return(c)	5.72%	18.95%	9.23%	13.22%	12.77%
Market Price Total Return(c)	5.85%	18.86%	9.37%	13.03%	12.86%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$55,069	$42,396	$33,180	$22,394	$17,612
Ratio to average net assets of:
Expenses, after Waivers	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses, prior to Waivers	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.09%	1.46%	1.56%	1.42%	1.10%
Portfolio turnover rate(d)	199%	169%	131%	33%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares China A-Share Portfolio (CHNA)

	Year Ended October 31,				For the Period October 8, 2013(a) Through October 31, 2013
	2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.96		$25.06		$25.40
Net investment income(b)	(0.18)		(0.10)		0.00	(c)
Net realized and unrealized gain (loss) on investments	11.64		0.00	(c)	(0.34)
Total from investment operations	11.46		(0.10)		(0.34)
Net asset value at end of period	$36.42		$24.96		$25.06
Market price at end of period(d)	$36.31		$25.00		$25.18
Net Asset Value Total Return(e)	45.91%		(0.40)%		(1.34	)%(f)
Market Price Total Return(e)	45.24%		(0.72)%		(0.87	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,464		$2,496		$2,506
Ratio to average net assets of:
Expenses, after Waivers	0.46	%(g)	0.43	%(g)	0.45	%(h)
Expenses, prior to Waivers	0.50	%(g)	0.50	%(g)	0.50	%(h)
Net investment income (loss), after Waivers	(0.47)%		(0.43)%		(0.13	)%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask price.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (October 10, 2013, the first day of trading on the exchange) to October 31, 2013 was (1.07)%. The market price total return from Fund Inception to October 31, 2013 was (0.83)%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

	Year Ended October 31, 2015		For the Period May 27, 2014(a) Through October 31, 2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.60		$25.00
Net investment income(b)	(0.04)		0.01
Net realized and unrealized gain (loss) on investments	(1.97)		(0.41)
Total from investment operations	(2.01)		(0.40)
Net asset value at end of period	$22.59		$24.60
Market price at end of period(c)	$22.60		$24.55
Net Asset Value Total Return(d)	(8.17)%		(1.60	)%(e)
Market Price Total Return(d)	(7.94)%		(1.80	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,812		$22,140
Ratio to average net assets of:
Expenses, after Waivers	0.93	%(f)	0.90	%(f)(g)
Expenses, prior to Waivers	0.95	%(f)	0.95	%(f)(g)
Net investment income (loss), after Waivers	(0.15)%		0.08	%(g)
Portfolio turnover rate(h)	154%		63%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 29, 2014, the first day of trading on the exchange) to October 31, 2014 was (1.64)%. The market price total return from Fund Inception to October 31, 2014 was (1.92)%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

	Year Ended October 31,				For the Period December 4, 2012(a) Through October 31, 2013
	2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$29.50		$27.15		$25.00
Net investment income(b)	0.33		0.33		0.33
Net realized and unrealized gain (loss) on investments	(3.39)		2.49		2.04
Total from investment operations	(3.06)		2.82		2.37
Distributions to shareholders from:
Net investment income	(0.32)		(0.47)		(0.22)
Net realized gains	(1.23)		—		—
Total distributions	(1.55)		(0.47)		(0.22)
Net asset value at end of period	$24.89		$29.50		$27.15
Market price at end of period(c)	$24.92		$29.49		$27.23
Net Asset Value Total Return(d)	(10.83)%		10.50%		9.51	%(e)
Market Price Total Return(d)	(10.69)%		10.14%		9.83	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$416,981		$529,465		$89,582
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(f)	0.36	%(f)	0.38	%(g)
Expenses, prior to Waivers	0.39	%(f)	0.39	%(f)	0.39	%(g)
Net investment income, after Waivers	1.23%		1.16%		1.37	%(g)
Portfolio turnover rate(h)	478%		58%		99%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 6, 2012, the first day of trading on the exchange) to October 31, 2013 was 8.99%. The market price total return from Fund Inception to October 31, 2013 was 9.26%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2015

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2015, the Trust offered four portfolios:

Full Name	Short Name
PowerShares Active U.S. Real Estate Fund (PSR)	“Active U.S. Real Estate Fund”
PowerShares China A-Share Portfolio (CHNA)	“China A-Share Portfolio”
PowerShares Multi-Strategy Alternative Portfolio (LALT)	“Multi-Strategy Alternative Portfolio”
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)	“S&P 500® Downside Hedged Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Multi-Strategy Alternative Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate Fund are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for China A-Share Portfolio and Multi-Strategy Alternative Portfolio are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged Portfolio are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for Active U.S. Real Estate Fund is high total return through growth of capital and current income. The investment objective for China A-Share Portfolio is to provide long-term capital appreciation. The investment objective for Multi-Strategy Alternative Portfolio is to seek a positive total return that has a low correlation to the broader securities markets. The investment objective for S&P 500® Downside Hedged Portfolio is to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”) of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

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Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

China Investment Risk. For China A-Share Portfolio, there are significant legal requirements that must be resolved before the Fund can invest directly in A-Shares. Currently, the Fund invests in futures contracts. Investing in futures based on the performance of Chinese companies included in the FTSE China A50 Index involves several risks: The economy of China differs, sometimes unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, from time to time the Chinese government has taken actions that influence the prices at which certain goods may be sold,

30

encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulated economic expansion. The regulatory oversight of Chinese companies differs from that in the United States and may not otherwise deter or uncover fraudulent actions by the issuers.

REIT Risk. For Active U.S. Real Estate Fund, although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below), applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), China A-Share Portfolio and Multi-Strategy Alternative Portfolio currently effect creations and redemptions principally for cash and S&P 500® Downside Hedged Portfolio currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind, because of the nature of each of these Funds’ investments. As such, investments in each Fund’s Shares may be less tax efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

VIX Index Risk. For Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio, the Chicago Board Options Exchange (“CBOE”) can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index (“VIX Index”) that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of your investment. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of each Fund’s Shares.

Tax Risk. China A-Share Portfolio may invest in stock index futures contracts that provide exposure to the China A-Shares market. Multi-Strategy Alternative Portfolio may purchase and sell interest rate futures, including Eurodollar interest rate futures or Euro Euribor interest rate futures, and VIX Index futures contracts. S&P 500® Downside Hedged Portfolio will gain most of its exposure to the futures markets by entering into VIX Index futures (and, to a lesser extent, S&P 500® Index futures (“S&P 500 Futures”)). To qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Funds must meet a qualifying income test each taxable year. The S&P 500® Downside Hedged Portfolio has received a private letter ruling from the Internal Revenue Service (“IRS”) that income it derives from VIX Index futures contracts will constitute qualifying income for purposes of that test. China A-Share Portfolio and Multi-Strategy Alternative Portfolio each received an opinion of its counsel (which is not binding on the IRS or courts) stating that such income should be qualifying for purposes of that test. Failure to comply with the qualifying income test in any taxable year would have significant negative tax consequences to shareholders of the Funds. If the IRS were to determine that the income that the Funds derive from futures did not constitute qualifying income, the Funds likely would be required to reduce their exposure to such investments in order to maintain qualification as a RIC, which may result in difficulty in implementing their investment strategies.

Risk of Investing in Investment Companies. Because Multi-Strategy Alternative Portfolio may invest in other investment companies generally, and China A-Share Portfolio and S&P 500® Downside Hedged Portfolio may invest in other ETFs specifically, each Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Each Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including costs and fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Commodity Pool Risk. China A-Share Portfolio, Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio invest in futures contracts, which cause each to be deemed to be a commodity pool, thereby subjecting each Fund to regulation under the Commodity Exchange Act and rules of the Commodity Futures Trading Commission (“CFTC”). The Adviser is registered as a Commodity Pool Operator (“CPO”) and as a commodity trading advisor (“CTA”), and the Funds will be operated in accordance with CFTC rules. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, all of which could increase compliance costs and may affect the operations and financial performance of these Funds. Registration as a commodity pool may have negative effects on the ability of each of these Funds to engage in their respective planned investment program.

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C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers (as defined below) for Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio, and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Active U.S. Real Estate Fund and S&P 500® Downside Hedged Portfolio declare and pay dividends from net investment income, if any, to their shareholders quarterly and record such dividends on ex-dividend date. China A-Share Portfolio and Multi-Strategy Alternative Portfolio declare and pay dividends from net investment income, if any, to their shareholders annually and record such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such

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distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

I. Forward Foreign Currency Contracts

Multi-Strategy Alternative Portfolio engages in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund also enters into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund also enters into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund sets aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

J. Futures Contracts

China A-Share Portfolio, Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio entered into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes. China A-Share Portfolio entered into FTSE China A50 Index futures contracts to simulate full investment in the China A-Shares securities. Multi-Strategy Alternative Portfolio entered into currency futures and interest rate futures including Eurodollar interest rate futures or Euro Euribor interest rate futures, and VIX Index futures contracts. S&P 500® Downside Hedged Portfolio entered into U.S. listed futures contracts on the VIX Index and on S&P 500 Futures to simulate full investment in the S&P 500® Dynamic VEQTOR Index, to facilitate trading or to reduce transaction costs.

A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. China A-Share Portfolio will only enter into futures contracts that are traded on the Singapore Exchange; Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the

33

futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged Portfolio. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio, oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including for Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio, payments to the Sub-Advisers, and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active U.S. Real Estate Fund	0.80%
China A-Share Portfolio	0.50%
Multi-Strategy Alternative Portfolio	0.95%
S&P 500® Downside Hedged Portfolio	0.39%

The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Advisers for each of Active U.S. Real Estate Fund and Multi-Strategy Alternative Portfolio. The sub-advisory fee for these Funds is paid by the Adviser to the Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Funds’ investments in money market funds managed by that affiliate. The Adviser cannot discontinue this waiver prior to its expiration.

For the fiscal year ended October 31, 2015, the Adviser waived fees for each Fund in the following amounts:

Active U.S. Real Estate Fund	$30
China A-Share Portfolio	3,893
Multi-Strategy Alternative Portfolio	3,084
S&P 500® Downside Hedged Portfolio	213,625

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500® Downside Hedged Portfolio’s transactions in, and earnings from, its investment in affiliates for the fiscal year ended October 31, 2015.

S&P 500® Downside Hedged Portfolio

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Value October 31, 2015	Dividend Income
Invesco Ltd.	$372,243	$1,462	$(15,266)	$(67,920)	$2,538	$293,057	$9,468

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Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on futures contracts held in China-A Share Portfolio and S&P 500® Downside Hedged Portfolio were based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Multi-Strategy Alternative Portfolio
Equity Securities	$14,599,629	$—	$—	$14,599,629
Forward Foreign Currency Contracts(a)	—	11,277	—	11,277
Futures(a)	(527,336)	—	—	(527,336)

Total Investments	$14,072,293	$11,277	$—	$14,083,570

(a)	Unrealized appreciation (depreciation).

Note 6. Derivative Investments

China A-Share Portfolio, Multi-Strategy Alternative Portfolio and S&P 500® Downside Hedged Portfolio have implemented required disclosures about derivative investments and hedging activities in accordance with GAAP. These disclosures are intended to improve financial reporting about the effects of derivative investments and hedging activities by enabling investors to better understand an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Investments at Fiscal Year-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2015:

	Value
	China A-Share Portfolio		Multi-Strategy Alternative Portfolio		S&P 500® Downside Hedged Portfolio
Risk Exposure/Derivative Type	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$—	$—	$44,655	$(33,378)	$—	$—
Equity risk:
Futures contracts(b)	—	(42,812)	4,189	(556,361)	878,415	(270,166)
Interest rate risk:
Futures contracts(b)	—	—	24,836	—	—	—

Total	$—	$(42,812)	$73,680	$(589,739)	$878,415	$(270,166)

(a)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

(b)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts.

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Effect of Derivative Investments for the Fiscal Year Ended October 31, 2015

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	China A-Share Portfolio	Multi-Strategy Alternative Portfolio		S&P 500® Downside Hedged Portfolio
	Futures	Futures	Forward Foreign Currency Contracts	Futures
Realized Gain (Loss):
Currency risk	$—	$—	$(966,266)	$—
Equity risk	2,365,500	(239,347)	—	(69,528,145)
Interest rate risk	—	402,197	—	—
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	—	—	(3,083)	—
Equity risk	(128,950)	(416,354)	—	3,403,163
Interest rate risk	—	(144,902)	—	—

Total	$2,236,550	$(398,406)	$(969,349)	$(66,124,982)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the year.

	Average Notional Value
	China A-Share Portfolio	Multi-Strategy Alternative Portfolio	S&P 500® Downside Hedged Portfolio
Futures contracts	$9,442,072	$50,799,261	$108,526,451
Forward foreign currency contracts	—	4,561,662	—

Open Futures Contracts

China A-Share Portfolio
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
SGX FTSE China A50 Index Futures—Equity Risk	546	November-2015/Long	$5,464,095	$(42,812)

Multi-Strategy Alternative Portfolio

	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (VIX) Futures	12	January-2016/Long	$218,100	$(6,587)
CBOE Volatility Index (VIX) Futures	22	February-2016/Long	410,850	976
CBOE Volatility Index (VIX) Futures	34	December-2015/Short	(589,050)	3,213
S&P 500 E-Mini Futures	83	December-2015/Short	(8,605,855)	(549,774)

Subtotal—Equity Risk			(8,565,955)	(552,172)

Eurodollar Futures	155	September 2016/Long	38,422,562	24,836

Subtotal—Interest Rate Risk			38,422,562	24,836

Total Futures Contracts			$29,856,607	$(527,336)

S&P 500® Downside Hedged Portfolio

	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (VIX) Futures	407	November-2015/Long	$6,766,375	$(270,166)
CBOE Volatility Index (VIX) Futures	221	December-2015/Long	3,828,825	44,263
S&P 500 E-Mini Futures	182	December-2015/Long	18,870,670	834,152

Total Futures Contracts—Equity Risk			$29,465,870	$608,249

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Multi-Strategy Alternative Portfolio Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
11/20/2015	Morgan Stanley	CAD	322,083	USD	248,100	$246,143	$1,957
11/20/2015	Morgan Stanley	CHF	1,077,192	USD	1,126,400	1,093,430	32,970
11/20/2015	Morgan Stanley	GBP	162,962	USD	252,200	251,649	551
11/20/2015	Morgan Stanley	NOK	651,374	USD	80,100	76,952	3,148
11/20/2015	Morgan Stanley	SEK	2,472,095	USD	297,300	291,271	6,029
11/20/2015	Morgan Stanley	USD	363,200	AUD	501,362	357,329	(5,871)
11/20/2015	Morgan Stanley	USD	909,000	EUR	803,335	887,629	(21,371)
11/20/2015	Morgan Stanley	USD	494,200	JPY	59,023,047	489,193	(5,007)
11/20/2015	Morgan Stanley	USD	237,600	NZD	350,019	236,471	(1,129)

Total Forward Foreign Currency Contracts—Currency Risk							$11,277

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Pound Sterling

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” is intended to enhance disclosures about financial instruments and derivative investments that are subject to offsetting arrangements on the Statements of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on each Fund’s financial position. In order for an arrangement to be eligible for netting, the Funds must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Funds’ counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present derivative investments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of October 31, 2015.

Multi-Strategy Alternative Portfolio

Assets:
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
Morgan Stanley	$44,655	$(33,378)	$—	$—	$11,277

Liabilities:
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Counterparty			Non-Cash	Cash
Morgan Stanley	$33,378	$(33,378)	$—	$—	$—

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Note 7. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2015 and 2014:

	2015		2014
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Active U.S. Real Estate Fund	$860,284	$—	$504,520	$—
China A-Share Portfolio	—	—	—	—
Multi-Strategy Alternative Portfolio	—	—	—	—
S&P 500® Downside Hedged Portfolio	31,798,178	2,362,065	2,996,245	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)— Investment Securities	Net Unrealized Appreciation (Depreciation)— Other Investments	Capital Loss Carryforwards	Late-Year Ordinary Loss Deferral	Shares of Beneficial Interest	Total Net Assets
Active U.S. Real Estate Fund	$634,610	$340,533	$2,134,956	$—	$—	$—	$51,959,019	$55,069,118
China A-Share Portfolio	2,194,763	—	—	(42,812)	—	—	3,311,609	5,463,560
Multi-Strategy Alternative Portfolio	—	—	(428,520)	—	(808,348)	(29,479)	17,078,648	15,812,301
S&P 500® Downside Hedged Portfolio	927,472	—	—	—	(78,292,174)	—	494,345,474	416,980,772

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of October 31, 2015.

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
Active U.S. Real Estate Fund	$—	$—	$—
China A-Share Portfolio	—	—	—
Multi-Strategy Alternative Portfolio	335,179	473,169	808,348
S&P 500® Downside Hedged Portfolio	31,316,870	46,975,304	78,292,174

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the fiscal year ended October 31, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Active U.S. Real Estate Fund	$97,653,294	$98,082,703
China A-Share Portfolio	—	—
Multi-Strategy Alternative Portfolio	13,054,483	12,057,720
S&P 500® Downside Hedged Portfolio	2,037,167,111	2,033,754,659

For the fiscal year ended October 31, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Active U.S. Real Estate Fund	$24,874,388	$12,758,870
China A-Share Portfolio	—	—
Multi-Strategy Alternative Portfolio	3,221,043	5,322,137
S&P 500® Downside Hedged Portfolio	214,191,908	214,657,284

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Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Active U.S. Real Estate Fund	$3,347,108	$(1,212,152)	$2,134,956	$52,942,536
China A-Share Portfolio(a)	—	—	—	2,592,435
Multi-Strategy Alternative Portfolio	438,520	(867,040)	(428,520)	15,028,149
S&P 500® Downside Hedged Portfolio	—	—	—	398,969,816

(a)	Cost of investments for tax and financial reporting purposes is the same.

Note 9. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions, net operating losses, foreign currency transactions and distributions on October 31, 2015, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2015, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Active U.S. Real Estate Fund	$—	$(1,091,931)	$1,091,931
China A-Share Portfolio	50,961	(50,961)	—
Multi-Strategy Alternative Portfolio	(1,604)	614,947	(613,343)
S&P 500® Downside Hedged Portfolio	(4,440)	4,440	—

Note 10. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 11. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Multi-Strategy Alternative Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate Fund, such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund of the Trust on the transaction date. For China A-Share Portfolio and Multi-Strategy Alternative Portfolio, Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, and for S&P 500® Downside Hedged Portfolio, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

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Note 12. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 13. Subsequent Event

At a meeting held on December 17, 2015, the Board of Trustees of the Trust approved the termination and winding down of China A-Share Portfolio, with the liquidation payment to shareholders expected to take place on or about March 25, 2016. Investors, who have elected not to sell their shares before March 18, 2016, will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about March 25, 2016.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Actively Managed Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares Active U.S. Real Estate Fund, PowerShares China A-Share Portfolio, PowerShares Multi-Strategy Alternative Portfolio, and PowerShares S&P 500® Downside Hedged Portfolio (each an individual portfolio of PowerShares Actively Managed Exchange-Traded Fund Trust, hereafter referred to as the “Funds”) at October 31, 2015, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion. As disclosed in Note 13 to the financial statements, the PowerShares China A-Share Portfolio will liquidate after the close of business on March 18, 2016.

PricewaterhouseCoopers LLP

Chicago, IL

December 23, 2015

41

Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2015.

In addition to the fees and expenses which the PowerShares China A-Share Portfolio, PowerShares Multi-Strategy Alternative Portfolio and the PowerShares S&P 500® Downside Hedged Portfolio (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Active U.S. Real Estate Fund (PSR)
Actual	$1,000.00	$1,041.82	0.80%	$4.12
Hypothetical (5% return before expenses)	1,000.00	1,021.17	0.80	4.08
PowerShares China A-Share Portfolio (CHNA)
Actual	1,000.00	779.02	0.47	2.11
Hypothetical (5% return before expenses)	1,000.00	1,022.84	0.47	2.40
PowerShares Multi-Strategy Alternative Portfolio (LALT)
Actual	1,000.00	966.22	0.95	4.71
Hypothetical (5% return before expenses)	1,000.00	1,020.42	0.95	4.84
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Actual	1,000.00	937.68	0.35	1.71
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365. Expense ratios for the most recent six-month period may differ from expense ratios based on annualized data in the Financial Highlights.

42

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2015:

	Qualified Dividend Income*	Corporate Dividends Received Deduction*	Long-Term Capital Gains
PowerShares Active U.S. Real Estate Fund	3%	3%	$—
PowerShares China A-Share Portfolio	0%	0%	—
PowerShares Multi-Strategy Alternative Portfolio	0%	0%	—
PowerShares S&P 500® Downside Hedged Portfolio	0%	0%	2,362,065

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

43

Trustees and Officers

The Independent Trustees, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Independent Trustee and the other directorships, if any, held by each Independent Trustee are shown below.

The Trustees and officers information is current as of October 31, 2015.

Name, Address and Year of Birth of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustee	Other Directorships Held by Independent Trustee During the Past 5 Years
Ronn R. Bagge - 1958 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2008	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	125	None

Todd J. Barre - 1957 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	125	None

Marc M. Kole - 1960 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee and Trustee since 2008	Senior Director of Finance, By The Hand Club for Kids (2015-Present); Formerly: Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	125	None

Yung Bong Lim - 1964 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	125	None

*	This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all exchange-traded fund trusts (including all of their portfolios) advised by the Adviser. At October 31, 2015, the “Fund Family” consisted of the Trust’s 4 portfolios and four other exchange-traded fund trusts with 121 portfolios advised by the Adviser.

44

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustee	Other Directorships Held by Independent Trustee During the Past 5 Years
Philip M. Nussbaum - 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2008	Chairman, Performance Trust Capital Partners (2004-Present).	125	None

Gary R. Wicker - 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (A division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	125	None

Donald H. Wilson - 1959 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2008	Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	125	None

*	This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all exchange-traded fund trusts (including all of their portfolios) advised by the Adviser. At October 31, 2015, the “Fund Family” consisted of the Trust’s 4 portfolios and four other exchange-traded fund trusts with 121 portfolios advised by the Adviser.

45

Trustees and Officers (continued)

The Trustee who is an “interested person” (the “Non-Independent Trustee”) and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Non-Independent Trustee and the other directorships, if any, held by the Non-Independent Trustee are shown below.

Name, Address and Year of Birth of Non-Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non-Independent Trustee	Other Directorships Held by Non-Independent Trustee During the Past 5 Years
Kevin M. Carome - 1956 Invesco Ltd. Two Peachtree Pointe, 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2006-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Finance PLC, INVESCO Funds Group, Inc., and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Finance, Inc., Invesco Group Services, Inc., Invesco Investments (Bermuda) Ltd., Invesco North American Holdings, Inc., and IVZ, Inc. and Invesco Asset Management (Bermuda) Ltd.; Manager, Horizon Flight Works LLC; Director and Secretary, IVZ Bahamas Private Limited; formerly, Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	125	None

*	This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all exchange-traded fund trusts (including all of their portfolios) advised by the Adviser. At October 31, 2015, the “Fund Family” consisted of the Trust’s 4 portfolios and four other exchange-traded fund trusts with 121 portfolios advised by the Adviser.

46

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg - 1974 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	President	Since 2009	President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director—U.S. Strategy and Marketing (2010-Present) and Principal Executive Officer (2015-Present), Invesco PowerShares Capital Management LLC; Managing Director, Head of U.S. Retail Distribution (2012-Present) and Global ETFs (2010-Present) for Invesco Ltd.; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007), Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-2012) and Director, Invesco Distributors, Inc. (2012-2015).

Peter Hubbard - 1981 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren - 1957 Invesco Canada Ltd. 5140 Yonge Street Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director—Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009–Present); Senior Vice President, Invesco Management Group, Inc. (2007–Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Canada Holdings Inc. (2002–Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Invesco Financial Services Ltd. and Trimark Investments Ltd. (2014-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Sheri Morris - 1964 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	Vice President	Since 2012	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

*	This is the date the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

47

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Rudolf E. Reitmann - 1971 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global Exchange Traded Funds Operations, Invesco PowerShares Capital Management LLC (2013-Present).

Daniel E. Draper - 1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Senior Vice President, Invesco Distributors, Inc. (2014-Present); Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director, Invesco PowerShares Capital Management LLC (2013-Present); formerly, Managing Director, Credit Suisse Asset Management (2010–2013) and Lyxor Asset Management/Societe Generale (2007–2010).

Steven M. Hill - 1964 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC (2011-Present); Principal Financial and Accounting Officer—Investment Pools, Invesco PowerShares Capital Management LLC (2015-Present); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Christopher Joe - 1969 Invesco PowerShares Capital Management LLC 11 Greenway Plaza, Suite 1000 Houston, TX 77046	Chief Compliance Officer	Since 2012	Chief Compliance Officer of Invesco PowerShares Capital Management LLC (2015-Present); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser) (2010–2013), U.S. Compliance Director, Invesco, Ltd. (2006-2014) and Deputy Chief Compliance Officer of Invesco Advisers, Inc. (2014-2015).

Anna Paglia - 1974 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2011-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco PowerShares Capital Management LLC; formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date the Officers began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

48

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website: www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PS-AR-10
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended October 31, 2015.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has three “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

PricewaterhouseCoopers LLP (“PwC”) billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed by PwC for Services Rendered to the Registrant for fiscal year end 2015	(e)(2) Percentage of Services Approved for fiscal year end 2015 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed by PwC for Services Rendered to the Registrant for fiscal year end 2014	(e)(2) Percentage of Services Approved for fiscal year end 2014 Pursuant to Waiver of Pre- Approval Requirement(1)
Audit Fees	$ 57,875	N/A	$ 54,368	N/A
Audit-Related Fees	$ 0	0%	$ 0	0%
Tax Fees(2)	$ 31,210	0%	$ 43,842	0%
All Other Fees	$ 0	0%	$ 0	0%
Total Fees	$ 89,085	0%	$ 98,210	0%

(1)        For the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement,

(ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during the fiscal year in which the services are provided; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)        Tax fees for the fiscal year ended October 31, 2015 includes fees billed for reviewing tax returns, 2015 excise tax returns and excise tax distributions calculations.    Tax fees for the fiscal year ended October 31, 2014 included fees billed for reviewing tax returns, 2014 excise tax returns and excise tax distribution calculations and international tax research and fees billed for preparing the final tax returns for the two liquidated portfolios of the Registrant.

(e) (1) Audit Committee Pre Approval Policies and Procedures

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As Adopted by the Audit Committee of

the PowerShares Funds (the “Funds”)

Adopted June 26, 2009, amended March 12, 2015

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed at the next quarterly scheduled Audit Committee meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

●	Bookkeeping or other services related to the accounting records or financial statements of the audit client

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any service or product provided for a contingent fee or a commission

●	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

●	Tax services for persons in financial reporting oversight roles at the Fund

●	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

(f)	Not applicable.

(g)	PwC billed the Registrant aggregate fees of $31,210 for the fiscal year ended October 31, 2015 and $43,842 for the fiscal year ended October 31, 2014 for non-audit services rendered to the Registrant.

PwC did not bill any fees for non-audit services rendered to the Registrant’s investment adviser (not including any Sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended October 31, 2015 and October 31, 2014.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are: Marc M. Kole, Gary R. Wicker, and Donald H. Wilson.

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Actively Managed Exchange-Traded Fund Trust

By: /s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President

Date:  December 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President

Date:  December 31, 2015

By: /s/ Steven Hill
Name:	Steven Hill
Title:	Treasurer

Date:  December 31, 2015